Cash and Restricted Cash (Details Narrative) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
DisclosureOfCashAndRestrictedCashLineItems [Line Items]
Restricted cash	$ 115	$ 115
Standby letter of credit
DisclosureOfCashAndRestrictedCashLineItems [Line Items]
Restricted cash	$ 86	$ 86